Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for Douglas Murphy- Chutorian, M.D. ($)	Summary Compensation Table Total for Dr. Wayne T. Pan ($)	Compensation Actually Paid to Douglas Murphy- Chutorian, M.D. ($)	Compensation Actually Paid to Dr. Wayne T. Pan ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Thousands) ($)
(a)	(b)(4)	(c)(4)	(d)(5)	(e)(5)	(f)(6)	(g)(7)	(h)(8)	(i)(9)
2024(1)	$1,109,661	$—	$1,475,211	$—	$730,949	$1,365,284	$59	$40,899
2023(2)	$928,897	$169,101	$928,897	$169,101	$478,410	$512,990	$48	$20,583
2022(3)	$870,459	$—	$870,459	$—	$372,266	$372,266	$36	$14,325

(1)
For 2024, our PEO was Douglas Murphy-Chutorian, M.D., and our non-PEO NEO was Renae Cormier, our chief financial officer.

(2)
For 2023, our PEOs were Douglas Murphy-Chutorian, M.D. and our former PEO Dr. Wayne T. Pan, and our non-PEO NEOs were Renae Cormier, our chief financial officer, and Andrew B. Weinstein, our former senior vice president, finance.

(3)
For 2022, our PEO was Douglas Murphy-Chutorian, M.D. and our non-PEO NEOs were Andrew B. Weinstein, our former senior vice president, finance, and Daniel E. Conger, our former vice president, finance.

(4)
The dollar amounts reported in columns (b) and (c) are the amounts of total compensation reported for our PEOs for each corresponding year in the “Total” column of the Summary Compensation Table in which they served as a PEO. Refer to “Executive Compensation  —  Summary Compensation Table.

(5)
The dollar amounts reported in columns (d) and (e) represent the amount of “compensation actually paid” to our PEOs, as computed in accordance with SEC rules. The following table details how “compensation actually paid” is determined:

Fiscal Year 2024
Douglas Murphy- Chutorian, M.D.
Summary Compensation Table (SCT) Total	$1,109,661
Deduct: Amount reported under the ‘Stock Awards’ and ‘Option Awards’ columns of the SCT	(224,550)
Add: Fair value of awards granted during 2024 and unvested as of 12/31/2024	590,100
Add/(Deduct): Change in fair value of awards granted in prior years unvested as of 12/31/2024	—
Add: Fair value at the vesting of awards granted and vested in 2024	—
Add/(Deduct): Change in fair value of awards granted in prior years that vested during 2024 as of 12/31/2024	—
Compensation Actually Paid	$1,475,211
(6)
The dollar amounts reported in column (f) represent the average of the amounts reported for our NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table in each applicable year.

(7)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to our non-PEO NEOs as a group as computed in accordance with SEC rules. The following table details how average “compensation actually paid” is determined:

Fiscal Year 2024
Average for Non-PEO NEOs
Summary Compensation Table (SCT) Total	$730,949
Deduct: Amount reported under the ‘Stock Awards’ and ‘Option Awards’ columns of the SCT	(224,550)
Add: Fair value of awards granted during 2024 and unvested as of 12/31/2024	590,100
Add/(Deduct): Change in fair value of awards granted in prior years unvested as of 12/31/2024	287,603
Add: Fair value at the vesting of awards granted and vested in 2024	—
Add/(Deduct): Change in fair value of awards granted in prior years that vested during 2024 as of 12/31/2024	(18,818)
Compensation Actually Paid	$1,365,284

(8)
Assumes $100 invested in shares of our common stock on December 31, 2021, calculated based on the difference between the share price of our common stock at the end and the beginning of the measurement period and assuming the reinvestment of all dividends. No dividends were paid in 2022, 2023 or 2024.

(9)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the corresponding year.

Named Executive Officers, Footnote
(1)
For 2024, our PEO was Douglas Murphy-Chutorian, M.D., and our non-PEO NEO was Renae Cormier, our chief financial officer.

(2)
For 2023, our PEOs were Douglas Murphy-Chutorian, M.D. and our former PEO Dr. Wayne T. Pan, and our non-PEO NEOs were Renae Cormier, our chief financial officer, and Andrew B. Weinstein, our former senior vice president, finance.

(3)
For 2022, our PEO was Douglas Murphy-Chutorian, M.D. and our non-PEO NEOs were Andrew B. Weinstein, our former senior vice president, finance, and Daniel E. Conger, our former vice president, finance.

Adjustment To PEO Compensation, Footnote
(4)
The dollar amounts reported in columns (b) and (c) are the amounts of total compensation reported for our PEOs for each corresponding year in the “Total” column of the Summary Compensation Table in which they served as a PEO. Refer to “Executive Compensation  —  Summary Compensation Table.

(5)
The dollar amounts reported in columns (d) and (e) represent the amount of “compensation actually paid” to our PEOs, as computed in accordance with SEC rules. The following table details how “compensation actually paid” is determined:

Fiscal Year 2024
Douglas Murphy- Chutorian, M.D.
Summary Compensation Table (SCT) Total	$1,109,661
Deduct: Amount reported under the ‘Stock Awards’ and ‘Option Awards’ columns of the SCT	(224,550)
Add: Fair value of awards granted during 2024 and unvested as of 12/31/2024	590,100
Add/(Deduct): Change in fair value of awards granted in prior years unvested as of 12/31/2024	—
Add: Fair value at the vesting of awards granted and vested in 2024	—
Add/(Deduct): Change in fair value of awards granted in prior years that vested during 2024 as of 12/31/2024	—
Compensation Actually Paid	$1,475,211

Non-PEO NEO Average Total Compensation Amount	$ 730,949	$ 478,410	$ 372,266
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,365,284	512,990	372,266
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in column (f) represent the average of the amounts reported for our NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table in each applicable year.

(7)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to our non-PEO NEOs as a group as computed in accordance with SEC rules. The following table details how average “compensation actually paid” is determined:

Fiscal Year 2024
Average for Non-PEO NEOs
Summary Compensation Table (SCT) Total	$730,949
Deduct: Amount reported under the ‘Stock Awards’ and ‘Option Awards’ columns of the SCT	(224,550)
Add: Fair value of awards granted during 2024 and unvested as of 12/31/2024	590,100
Add/(Deduct): Change in fair value of awards granted in prior years unvested as of 12/31/2024	287,603
Add: Fair value at the vesting of awards granted and vested in 2024	—
Add/(Deduct): Change in fair value of awards granted in prior years that vested during 2024 as of 12/31/2024	(18,818)
Compensation Actually Paid	$1,365,284

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The compensation committee does not use total shareholder return, or TSR, as a performance measure when making pay for performance decisions because we generally seek to incentivize long term performance rather than yearly financial performance. Our Compensation Actually Paid to our PEOs and other NEOs was $0.9 million and $0.4 million, respectively, in 2022, $0.9 million and $0.5 million, respectively, in 2023, and $1.5 million and $1.4 million, respectively, in 2024. TSR using the Nasdaq Index assuming initial fixed investment on December 31, 2021 of $100, for the years ended December 31, 2022, 2023 and 2024 was $36, $48 and $59, respectively.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
Our company has historically looked to net income as a performance measure for our executive compensation program for our PEO, but not for our NEOs. The performance measure was changed to the number of billable QuantaFlo® tests for 2024. Our net income was $14.3 million in 2022 and $20.6 million in 2023. The target number of billable QuantaFlo® tests was achieved in 2024. Our Compensation Actually Paid to our PEO and other NEOs was $0.9 million and $0.4 million, respectively, in 2022, $0.9 million and $0.5 million, respectively, in 2023 and $1.5 million and $1.4 million, respectively, in 2024.

Total Shareholder Return Amount	$ 59	48	36
Net Income (Loss)	$ 40,899,000	20,583,000	14,325,000
PEO Name	Douglas Murphy-Chutorian, M.D.
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Relationship Between “Compensation Actually Paid” and Performance
We generally seek to incentivize long-term performance. The single most important financial performance metric used to link compensation actually paid to our PEOs to our company’s performance in the fiscal years presented is net income or the number of billable QuantaFlo® tests. Compensation for our NEOs is fixed and not paid based on any financial performance metrics. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Douglas Murphy-Chutorian, M.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,109,661	928,897	870,459
PEO Actually Paid Compensation Amount	1,475,211	928,897	$ 870,459
Dr. Wayne T. Pan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		169,101
PEO Actually Paid Compensation Amount		$ 169,101
PEO | Douglas Murphy-Chutorian, M.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	590,100
PEO | Douglas Murphy-Chutorian, M.D. [Member] | Amount Reported Under the ‘Stock Awards’ and ‘Option Awards’ [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(224,550)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	590,100
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	287,603
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,818)
Non-PEO NEO | Amount Reported Under the ‘Stock Awards’ and ‘Option Awards’ [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (224,550)